SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivables			$ 10,946	$ 534
Total accounts receivables			$ 10,946	$ 534